Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share	27,033	28,037
Effect of dilutive potential shares: restricted shares and share options		104
Weighted average number of shares for diluted earnings per share	27,033	28,141
Earnings per share attributable to owners of the parent during the period
(Loss)/profit for basic earnings per share	€ (346)	€ 945
(Loss)/profit for diluted earnings per share	€ (346)	€ 945
Basic (loss)/earnings per share	€ (0.0128)	€ 0.0337	[1]
Diluted (loss)/earnings per share	€ (0.0128)	€ 0.0336	[1]
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors
Profit earnings for basic and diluted earnings per share
Profit for earnings per share from continuing operations attributable to owners		€ (41)
Earnings per share attributable to owners of the parent during the period
Basic (loss)/earnings per share		€ (0.0015)
Diluted (loss)/earnings per share		€ (0.0014)

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.